FEDERATED ADVISER SERIES

(formerly, Federated MDT Equity Trust)

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 17, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED ADVISER SERIES (the “Trust”)

Federated Hermes SDG Engagement Equity Fund (the “Fund”)

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective November 1, 2018 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add a new portfolio, Federated Hermes SDG Engagement Equity Fund, to Federated Adviser Series, formerly, Federated MDT Equity Trust.

The Staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

In keeping with the Release, the Fund respectfully requests selective review by the Staff of those sections in Parts A and B of its Registration Statement which are not substantially similar to disclosure contained in Parts A and B in the Registration Statement of Federated MDT Large Cap Value Fund (“FMLVF”), a portfolio of Federated Adviser Series (formerly, Federated MDT Equity Trust), 1933 Act File No. 333-218374 and 1940 Act File No. 811-23259. FMLVF filed a registration statement on Form N-1A on May 31, 2017 (Accession No. 0001623632-17-001251) and a Pre-Effective Amendment filing on August 25, 2017 (Accession No. 0001623632-17-001827) and final Staff comments were resolved via Correspondence dated August 31, 2017 and September 1, 2017.

The following is a list of sections and sub-sections of the Fund’s Registration Statement which are substantially similar to FMLVF.

Prospectus

Risk/Return Summary: Investments, Risks and Performance

What are the Main Risks of Investing in the Fund?

What are the Specific Risks of Investing in the Fund?

•         Stock Market Risk

•         Risk Related to the Economy

What are the Fund’s Principal Investments? • Equity Securities • Common Stocks
What Do Shares Cost?
How is the Fund Sold?
Payments to Financial Intermediaries
How to Purchase Shares
How to Redeem and Exchange Shares
Security and Privacy Protection
Account and Share Information

Statement of Additional Information

Statement of Additional Information –

Securities in Which the Fund Invests

  Equity Securities
  Preferred Stocks
  Warrants
  Fixed Income Securities
  Treasury Securities
  Government Securities
  Commercial Paper
  Foreign Government Securities
  Derivative Contracts
  Futures Contracts
  Interest Rate Futures
  Index Futures
  Security Futures
  Currency Futures and Currency Forward Contracts
  Option Contracts
  Call Options
  Put Options
  Swap Contracts
  Interest Rate Swaps
  Caps and Floors
  Total Return Swaps
  Credit Default Swaps
  Currency Swaps
  Hybrid Instruments
  Credit Linked Note
  Equity Linked Note
  Asset Segregation
  Hedging
  Inter-Fund Borrowing and Third-Party Lending Arrangments

Statement of Additional Information –

Investment Risks

  Interest Rate Risk
  Call Risk
  Prepayment and Extension Risk
  Risk Associated with Noninvestment-Grade Securities
  Risk of Investing in Derivative Contracts and Hybrid Instruments
  Risk Associated with the Investment Activities of Other Accounts
  Cybersecurity Risk

What Do Shares Cost?
How is the Fund Sold?
Purchases In-Kind
Subaccounting Services
Redemption In-Kind
Delaware Statutory Trust Law
Account and Share Information
Tax Information
Who Manages and Provides Services to the Fund? (except Portfolio Manager Information and Brokerage and Research Services)

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler

Christina Eifler

Paralegal

Enclosures